Supplement Dated August 16, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Account JF-A

Ensemble Exec 2006
Ensemble Exec
Ensemble Accumulator
Ensemble Protector
Ensemble II
Ensemble III

Lincoln Life Flexible Premium Variable Account JF-C

Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Ensemble II NY

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund for comprehensive information.  The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

SUPP-10.48